Related-Party Transactions (Details) - USD ($)	1 Months Ended			6 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Oct. 31, 2018	Jun. 30, 2021	Dec. 31, 2020
Related-Party Transactions (Details) [Line Items]
Principal amount		$ 1,000,000	$ 1,000,000
Aggregate principal amount		$ 1,000,000	$ 1,000,000
Christopher Chipman [Member]
Related-Party Transactions (Details) [Line Items]
Aggregate principal amount				$ 25,000
Chief Executive Officer [Member]
Related-Party Transactions (Details) [Line Items]
Deferred compensation				1,052,000	$ 1,005,000
Anthony Mack [Member]
Related-Party Transactions (Details) [Line Items]
Aggregate principal amount	$ 75,000			$ 75,000
Chief Financial Officer [Member]
Related-Party Transactions (Details) [Line Items]
Aggregate principal amount	$ 25,000